Note 4 - Fair Value - Financial Liabilities Measured At Fair Value On a Recurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Derivative Liability	$ 63,000	$ 63,000	$ 63,000
PPCO [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures	153,000	3,000,000
Fair Value, Measurements, Recurring [Member]
Derivative Liability	63,000	63,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liability
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liability
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability	63,000	63,000
Fair Value, Measurements, Recurring [Member] | PPCO [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures	153,357	3,011,880
Fair Value, Measurements, Recurring [Member] | PPCO [Member] | Fair Value, Inputs, Level 1 [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures
Fair Value, Measurements, Recurring [Member] | PPCO [Member] | Fair Value, Inputs, Level 2 [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures
Fair Value, Measurements, Recurring [Member] | PPCO [Member] | Fair Value, Inputs, Level 3 [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures	$ 153,357	$ 3,011,880